Loans and Related Allowance for Credit Losses (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Financing Receivable, Allowance for Credit Losses [Line Items]
Period for loan to be nonaccrual	90 days
Interest income on nonaccrual loans	$ 239,000	$ 382,000	$ 490,000
Aggregate amount of demand deposits reclassified as loan balances	146,000	36,000
Real Estate Portfolio Segment [Member] | Mortgage Loan [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Restructured loan balance in default status		366,000
Loan balance in the process of foreclosure	$ 382,000	$ 384,000